Stated capital	12 Months Ended
Mar. 31, 2019
Stated Capital [Abstract]
Stated capital
Stated capital

	Number of shares 000s	Stated capital R’000

At April 1, 2017	563,435	854,345
Shares issued in relation to share options and share appreciation rights exercised	6,001	10,726
Share repurchase under the Share Repurchase Program	(5,016)	(18,666)
Balance at March 31, 2018	564,420	846,405
Shares issued in relation to share options and share appreciation rights exercised	6,685	13,776
Share repurchase under the Share Repurchase Program	(9,158)	(73,548)

Balance at March 31, 2019	561,947	786,633

The total authorized number of ordinary shares at the end of the financial year amounted to 1 billion shares (2018: 1 billion) with no par value. All issued shares are fully paid up and carry one vote per share and the right to dividends. There were no changes to the authorized number of ordinary shares during the current or prior financial year.

In terms of a special resolution approved in fiscal 2014 a new class of no par value shares, consisting of 100 million preference shares, was created. No preference shares have been issued to date.
MiX Investments, a wholly owned subsidiary of the Company, holds 40,000,000 of the Company’s ordinary shares of no par value, which were acquired under an approved general share repurchase program during fiscal 2016. These shares were held as treasury shares by the Group at the end of the current and prior financial years.
Share repurchases
On May 23, 2017, the MiX Telematics Board of Directors approved a share repurchase program of up to R270 million under which the Company may repurchase its ordinary shares, including American Depositary Shares (“ADSs”). The Company may repurchase its shares from time to time at its discretion through open market transactions and block trades, based on ongoing assessments of the capital needs of the Company, the market price of its securities and general market conditions. This share repurchase program may be discontinued at any time by the Board of Directors, and the Company has no obligation to repurchase any amount of its securities under the program. The repurchase program will be funded out of existing cash resources.

Fiscal 2018 purchase

During fiscal 2018 the following purchases had been made under the share repurchase program:

	Total number of shares repurchased	Average price paid per share (1) R	Shares canceled under the share repurchase program	Total value of shares purchased as part of publicly announced program R’000	Maximum value of shares that may yet be purchased under the program R’000

June 2017	5,015,660	3.72	5,015,660	18,666	251,334
	5,015,660		5,015,660	18,666	251,334

(1) Including transaction costs.

Subsequent to the repurchase, the shares were delisted and now form part of the authorized unissued share capital of the Company.

Fiscal 2019 purchase
During fiscal 2019 the following purchases had been made under the share repurchase program:

	Total number of shares repurchased	Average price paid per share (1) R	Shares canceled under the share repurchase program	Total value of shares purchased as part of publicly announced program R’000	Maximum value of shares that may yet be purchased under the program R’000

October 2018	9,157,695	8.03	9,157,695	73,548	177,786
	9,157,695		9,157,695	73,548	177,786

(1) Including transaction costs.

Subsequent to the repurchase, the shares were delisted and now form part of the authorized unissued share capital of the Company.
Fiscal 2017 specific share repurchase from related party

Fiscal 2017
On April 29, 2016, the Company entered into an agreement (the “share repurchase agreement”) with Imperial Holdings Limited (“Imperial Holdings”) and Imperial Corporate Services Proprietary Limited (“Imperial Corporate Services”), a wholly owned subsidiary of Imperial Holdings, to repurchase all 200,828,260 of the Company’s shares held by Imperial Corporate Services (the “repurchase shares”) at R2.36 per repurchase share, for an aggregate repurchase consideration of R474.0 million (the “repurchase”). At the general meeting held on August 1, 2016, shareholders of the Company approved the repurchase in terms of the JSE Listings Requirements and the South African Companies Act, No. 71 of 2008, at which point the transaction was accounted for in terms of IFRS. The repurchase was implemented on August 29, 2016. Subsequent to the repurchase, the shares were delisted and now form part of the authorized unissued share capital of the Company.

In fiscal 2017, the financial effect of the transaction was as follows:

R’000

Aggregate repurchase consideration	473,955
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 25)	(3,222)
Transaction costs capitalized	2,949
Total share repurchase costs	473,682

Equity incentive plans
The Group has issued share incentives under two equity incentive plans, the TeliMatrix Group Executive Incentive Scheme and the MiX Telematics Long-Term Incentive Plan (“LTIP”), to directors and certain key employees within the Group. With the introduction of the LTIP, which was approved by shareholders in terms of an ordinary resolution during 2014, no further awards will be made in terms of the TeliMatrix Group Limited Executive Incentive Scheme going forward.
The LTIP is now being used to issue share incentives to employees and executive members within the Group. The LTIP provides for three types of grants to be issued, namely performance shares, retention shares or share appreciation rights (“SARs”). To date only SARs and performance shares have been issued.
The table below indicates the total number of awards under the LTIP which are available for issue:

Number of awards

Reconciliation of number of awards available for issue under the LTIP
Maximum number of awards that may be issued during the life of the LTIP	120,000,000
Issued in fiscal 2015	(2,900,000)
Number of awards available for issue as at March 31, 2015	117,100,000
Issued in fiscal 2016	(11,835,000)
Number of awards available for issue as at March 31, 2016	105,265,000
Issued in fiscal 2017	(13,950,000)
Number of awards available for issue as at March 31, 2017	91,315,000
Issued in fiscal 2018	(10,000,000)
Number of awards available for issue as at March 31, 2018	81,315,000
Issued in fiscal 2019	(5,500,000)
Number of awards available for issue as at March 31, 2019	75,815,000

Both equity incentive plans are discussed in further detail in the sections that follow.

Refer to note 24 for the total expense recognized in fiscal year 2019 in respect of equity-settled instruments granted to employees and directors.

Share options under the TeliMatrix Group Executive Incentive Scheme
Share options have been granted to directors and certain key employees within the Group. The exercise price of the options granted is equal to the weighted average market value of ordinary shares for the 20 days preceding the date of the grant. The options vest in tranches of 25% per annum, commencing on the second anniversary of the grant date and expire 6 years after the grant date. In addition to these vesting periods, the vesting of the share options granted are conditional on certain performance conditions being met, namely the share price on the associated measurement date being in excess of the target, after being reduced by the aggregate amount of dividends paid, or an annual total shareholder return in excess of 10%, taking into account any dividends paid during the vesting period, being achieved. The Group has no legal or constructive obligation to repurchase or settle the options in cash.
Movements in the total number of share options outstanding and their related weighted average exercise prices are as follows:

	Weighted average exercise price 2019 cents per share	Number of options 2019 000s	Weighted average exercise price 2018 cents per share	Number of options 2018 000s

Outstanding at the beginning of the year	309	9,100	266	14,613
Exercised	246	(5,600)	195	(5,513)
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at the end of the year	411	3,500	309	9,100
Exercisable at the end of the year	411	2,625	285	7,350

The weighted average remaining contractual life on share options outstanding at year-end is 1.45 years (2018: 1.31 years).
Options exercised in fiscal 2019 resulted in 5,600,000 shares (2018: 5,512,500 shares) being issued at a weighted average exercise price of 246 cents per share (2018: 195 cents per share). The related weighted average share price at the time of exercise was 922 cents per share (2018: 608 cents per share).

Share options outstanding at the end of the fiscal year have the following exercise prices:

					March 31, 2019 000s	March 31, 2018 000s

Annual shareholder return	Grant date	Expiry date	Exercise price
10%	November 7, 2012	November 7, 2018	246	cents	—	5,600
10%	September 10, 2014	September 10, 2020	411	cents	3,500	3,500
					3,500	9,100

No share options were granted during fiscal 2019 or fiscal 2018 under this scheme.

Group executives held the following share options outstanding at March 31, 2019 (summarized by grant date):

	September 10, 2014 000s	Total 000s
C Tasker(1)	1,500	1,500
G Pretorius	1,000	1,000
C Lewis	1,000	1,000
	3,500	3,500
Option strike price (cents per share)	411
JSE share price on grant date (cents per share)	411
Expiry date	September 10, 2020
Performance condition
Minimum shareholder return of	10%
(1) Executive director at March 31, 2019.

No options were held by retired executives as at March 31, 2019.

Group executives held the following share options outstanding at March 31, 2018 (summarized by grant date):

	November 7, 2012 000s	September 10, 2014 000s	Total 000s
S Joselowitz(1)	2,500	—	2,500
C Tasker(1)	2,000	1,500	3,500
G Pretorius	1,100	1,000	2,100
C Lewis	—	1,000	1,000
	5,600	3,500	9,100
Option strike price (cents per share)	246	411
JSE share price on grant date (cents per share)	300	411
Expiry date	November 7, 2018	September 10, 2020
Performance condition
Minimum shareholder return of	10%	10%
(1) Executive director at March 31, 2018.

No options were held by retired executives as at March 31, 2018.

The following share options were exercised by Group executives during fiscal 2019:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

S Joselowitz	August 21, 2018	2,500,000	November 7, 2012	246	10%	910
C Tasker	September 11, 2018	2,000,000	November 7, 2012	246	10%	907
G Pretorius	November 6, 2018	1,100,000	November 7, 2012	246	10%	1,030
The following share options were exercised by Group executives during fiscal 2018:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

C Tasker	November 29, 2017	2,000,000	January 3, 2012	154	10%	628
G Pretorius	August 8, 2017	400,000	November 07, 2012	246	10%	451
G Pretorius	November 22, 2017	750,000	January 3, 2012	154	10%	648
C Lewis	March 2, 2018	1,500,000	November 07, 2012	246	10%	600

Share appreciation rights
Under the LTIP, SARs may be issued to certain directors and key employees. The award price of the SARs granted is equal to the closing market value of ordinary shares on the day preceding the date of the grant. The SARs granted vest in tranches of 25% per annum, commencing on the second anniversary of the grant date and expire six years after the grant date. In addition to these vesting periods, the vesting of the SARs granted are conditional on a performance condition of an annual total shareholder return in excess of 10%, taking into account any dividends paid during the vesting period, being achieved.
Upon exercise of the SARs by participants, the Group will settle the value of the difference between the closing market value of ordinary shares on the day of settlement and the award price (if positive) by delivering shares, alternatively as a fall back provision only, by settling the value in cash.

Movements in the total number of SARs outstanding and their related weighted average award prices are as follows:

	Weighted average award price 2019 cents per share	Number of SARSs 2019 000s	Weighted average award price 2018 cents per share	Number of SARs 2018 000s

Outstanding at the beginning of the year	322	28,039	309	20,810
Granted on May 25, 2018	964	500	—	—
Granted on December 14, 2018	965	1,000	—	—
Granted on May 30, 2017	—	—	346	10,000
Exercised	306	(1,593)	310	(1,709)
Forfeited	320	(2,025)	314	(1,062)
Outstanding at the end of the year	360	25,921	322	28,039
Exercisable at the end of the year	312	4,419	313	1,306

The weighted average remaining contractual life on SARs outstanding at year-end is 3.55 years (2018: 4.38 years).
SARs exercised in fiscal 2019 resulted in 1,593,125 awards (2018: 1,708,750) being issued at a weighted average exercise price of 306 cents per award (2018: 310). The related weighted average share price at the time of exercise was 968 cents per award (2018: 464).

No SARs were exercised by Group executives during fiscal 2019 and fiscal 2018.

SARs outstanding at the end of the fiscal year have the following award prices:

				March 31, 2019 000s	March 31, 2018 000s

Annual shareholder return	Grant date	Expiry date	Award price
10%	August 31, 2015	August 31, 2021	313	6,090	7,764
10%	May 30, 2016	May 30, 2022	294	5,369	6,525
10%	November 24, 2016	November 24, 2022	328	4,000	4,000
10%	May 30, 2017	May 30, 2023	346	8,962	9,750
10%	May 25, 2018	May 25, 2024	964	500	—
10%	December 14, 2018	December 14, 2024	965	1,000	—
				25,921	28,039

The weighted average grant date fair value of SARs granted during fiscal 2019 and fiscal 2018 was determined using a combination of the Monte Carlo Simulation option pricing model and the Binomial Tree option pricing model. The key drivers and assumptions input into the valuation models used to determine these values are disclosed below.
The volatility was calculated using a mixture of the Company's historical data as well as the share data of comparable companies for grants made in all financial years preceding 2019 and the Company's historical share data for grants made in the current year.
Group executives held the following SARs outstanding at March 31, 2019 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	May 30, 2017 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	1,100	3,100
C Tasker(1)	750	750	875	1,100	3,475
P Dell(1)	200	200	875	1,100	2,375
G Pretorius	500	500	875	1,100	2,975
C Lewis	500	500	875	1,100	2,975
	2,950	2,950	3,500	5,500	14,900

JSE share price on grant date (cents per share)	319	289	328	345
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022	May 30, 2023
Performance condition
Minimum shareholder return of	10%	10%	10%	10%
(1) Executive director at March 31, 2019.
Group executives held the following SARs outstanding at March 31, 2018 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	May 30, 2017 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	1,100	3,100
C Tasker(1)	750	750	875	1,100	3,475
P Dell(1)	200	200	875	1,100	2,375
G Pretorius	500	500	875	1,100	2,975
C Lewis	500	500	875	1,100	2,975
	2,950	2,950	3,500	5,500	14,900

JSE share price on grant date (cents per share)	319	289	328	345
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022	May 30, 2023
Performance condition
Minimum shareholder return of	10%	10%	10%	10%
(1) Executive director at March 31, 2018.

The salient details of SARs granted during fiscal 2019 are provided in the table below:

	Total shareholder return	Total shareholder return

Grant date	December 14, 2018	May 25, 2018
Grant date fair value (cents per share)	399.5	434.8
Award price (cents per share)	965	964
JSE share price on grant date (cents per share)	922	989
Expiry date	December 14, 2024	May 25, 2024
Performance conditions
– Total shareholder return of (%)	10.0	10.0
Remaining contractual life at March 31, 2019	5.71	5.16

Valuation assumptions and drivers
Volatility (%)	41.0	41.0
Anticipated forfeiture rate (%)	5.0	5.0
Anticipated dividend yield (%)	1.55	1.45
Annual risk-free interest rate (%)	7.52	7.05

The salient details of SARs granted during fiscal 2018 are provided in the table below:

Total shareholder return

Grant date	May 30, 2017
Grant date fair value (cents per share)	128.4
Award price (cents per share)	346
JSE share price on grant date (cents per share)	345
Expiry date	May 30, 2023
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2018	5.17

Valuation assumptions and drivers
Volatility (%)	41.5
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.84
Annual risk-free interest rate (%)	7.51

Performance shares
Under the LTIP, performance shares may be issued to certain directors and key employees. The performance shares granted vest immediately once the service and performance conditions have been met. Settlement takes place by delivering ordinary shares equal to the number of performance shares that have vested, alternatively as a fall back provision only, by settling the value in cash.

During fiscal 2019, the MiX Telematics Board of Directors authorized a supplemental performance share award under the LTIP. In terms of this award the Board has designated 8,000,000 ordinary shares, to be awarded to eligible employees if the Group achieves both of the following constant currency targets at March 31, 2020:

•	Cumulative subscription revenue for the 2019 and 2020 fiscal years of R3,588 million; and

•	Cumulative Adjusted EBITDA for the 2019 and 2020 fiscal years of R1,322 million.
The targets have been derived using an average forecast exchange rate of R13.8000 per $1.00.
Half of this supplemental equity grant of 4,000,000 ordinary shares, was made during November 2018. No commitments have been made towards potential individual participants in the second grant that may be made. As a result, only the first grant is being accounted for at this stage.
The scheme rules allow for a maximum of 5,000,000 performance shares to be granted in any financial year and for a maximum of 30,000,000 performance shares to be granted in aggregate over the life of the plan.
Movements in the total number of performance shares outstanding are as follows:

Number of performance shares 2019 000s

Outstanding at the beginning of the year	—
Granted on November 05, 2018	4,000
Forfeited	(200)
Outstanding at the end of the year	3,800
Exercisable at the end of the year	—

The estimated weighted average remaining contractual life on performance shares outstanding at year-end is 1.31 years, which is based on an expected vesting date of June 14, 2020.
The grant date fair value of performance shares granted during fiscal 2019 was R5.87 per share. The fair value was determined by deducting the present value of expected dividends to be paid per share prior to vesting from the closing market price of the MiX Limited shares on grant date of R10.00. Since the period related to the performance targets commenced substantially before the service period (which commenced only on grant date), as required by IFRS 2, management’s assessment of the probability of these targets being met was incorporated into the grant date fair value. The grant date fair value is not subsequently revised. This means that any changes in the share price as well as in management’s assessment of meeting the performance targets are not taken into account. Accordingly, should the performance targets not be met, the share-based payment expense shall continue to be recognized on a cumulative basis to the extent that the service conditions are met.

The probability of achieving the performance conditions is considered to be an area of critical accounting estimate and judgement. Refer to notes 2.20 and 4 of the Group’s accounting policies.
A 5% attrition rate due to staff departures has also been factored into the calculation of the number of performance shares expected to meet the service condition.

The salient details of performance shares granted during fiscal 2019 are provided in the table below:

Performance shares

Grant date	November 05, 2018
Grant date fair value (cents per share)	587.2
JSE share price on grant date (cents per share)	1,000
Expiry date (estimated)*	June 14, 2020
Performance conditions (R’million)
The following two constant currency targets both need to be met for the performance share awards to vest:
– Cumulative subscription revenue for fiscal years 2019 and 2020 and	3,588
– Cumulative Adjusted EBITDA for fiscal years 2019 and 2020	1,322
The targets have been derived using an average forecast exchange rate of R13.8000 per $1.00
Remaining contractual life at March 31, 2019	1.31

Valuation assumptions and drivers
Probability (%)	60.0
Anticipated forfeiture rate (%)	5.0
Anticipated present value of dividends (cents per share)	21.4

*The vesting of which will occur on the finalization and sign-off of the audited financial statements for fiscal 2020 (vesting period) and will be subject to continued employment and the satisfaction of both the performance conditions being the performance targets listed above. Management expect the fiscal 2020 audit to be concluded around June 14, 2020.

Group executives held the following performance shares at March 31, 2019 (summarized by grant date):

	November 05, 2018 000s	Total 000s
S Joselowitz(1)	400	400
C Tasker(1)	400	400
P Dell(1)	200	200
G Pretorius	400	400
C Lewis	400	400
	1,800	1,800

JSE share price on grant date (cents per share)	1,000
Expiry date (estimated)	June 14, 2020
Performance condition	R'million
The following two constant currency targets both need to be met for the performance share awards to vest:
Cumulative subscription revenue for fiscal years 2019 and 2020 and	3,588
Cumulative Adjusted EBITDA for fiscal years 2019 and 2020	1,322
The targets have been derived using an average forecast exchange rate of R13.8000 per $1.00
(1) Executive director at March 31, 2019.

The remaining 2,000,000 performance shares outstanding at March 31, 2019 are held by other key employees that are not Group executives.